NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Accounting Policies [Abstract]
[custom:DateOfIncorporation]	Dec. 05, 2007
[custom:PercentageOfInventory-0]	58.00%	55.00%
Accounts Payable		$ 393,729